Segments - Summary of Company's significant expenses by operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments
Gross Profit	$ 16,747	$ 19,081	$ 23,966
Impairment charges	(53)	(1,684)	(11,678)
Interest income	1,083	1,162	711
Interest expense	(511)	(193)	(61)
Others unallocated expenses	(7,218)	(3,008)	(20,052)
Total	(6,699)	(3,723)	(31,080)
Net loss from continuing operations	$ (24,006)	$ (13,683)	$ (43,692)
Segment Reporting, Other Segment Item, Composition, Description	Other segment items include research and development expenses, sales and marketing expenses and general and administrative expenses other than payroll expense.	Other segment items include research and development expenses, sales and marketing expenses and general and administrative expenses other than payroll expense.	Other segment items include research and development expenses, sales and marketing expenses and general and administrative expenses other than payroll expense.
Marketing Solutions
Segments
Gross Profit	$ 9,932	$ 12,712	$ 14,079
Payroll expense	(7,503)	(9,178)	(7,342)
Other segment items	(14,036)	(8,417)	(16,904)
Total of research development and selling, general and administrative expense	(21,539)	(17,595)	(24,246)
Enterprise Solutions
Segments
Payroll expense	(5,103)	(4,599)	(5,745)
Other segment items	(7,412)	(6,847)	(6,587)
Total of research development and selling, general and administrative expense	$ (12,515)	$ (11,446)	$ (12,332)